INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 80,134	$ 65,267
Research and development	9,001	9,377
Accrued social benefits and other	2,389	863
Right of use assets	(651)	(763)
Lease liabilities	742	840
Property and equipment	2	1
Deferred tax asset before valuation allowance	91,617	75,585
Valuation allowance	(91,617)	(75,585)
Net deferred tax asset